Material accounting policies information	12 Months Ended
Jun. 30, 2025
Corporate information and statement of IFRS compliance [abstract]
Material accounting policies information	Material accounting policies information
A.Statement of Compliance
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements were authorised for issue by the Board on 4 September 2025.
B.Basis of Preparation
The consolidated financial statements have been prepared on a historical cost basis, except where IFRS requires or permits fair value measurement.
The principal accounting policies adopted by the Group in the preparation of the consolidated financial statements are set out below.
C. Amendments to the comparative consolidated financial statements for the year ended 30 June 2024
In the reporting period, the acquisition accounting for GalaxE was finalised during the measurement period. The comparative balance sheet as at 30 June 2024 has been revised to amend the provisional fair value of assets and liabilities recognised previously. These revisions relate to permissible measurement period adjustments under IFRS 3, along with the revision of previously reported financial statements for the recognition of a deferred tax asset on accrued rebates that was omitted in the provisional amounts previously recorded. The previously reported financial statements have not been restated on the basis that the adjustment to the deferred tax asset from goodwill is not considered to be material.

The following table describes the impact on the previously reported financial statements for the year ended 30 June 2024:

		Adjustments
	2024 £’000 as reported	Measurement period £’000	Deferred tax asset(1) £’000	2024 £’000 as restated
Goodwill	515,724	(8,072)	—	507,652
Intangible assets	127,797	2,995	—	130,792
Property, plant and equipment	20,638	142	—	20,780
Trade and other payables	116,569	2,366	—	118,935
Corporation tax payable	8,556	(2,952)	—	5,604
Deferred tax liabilities	30,814	268	(5,013)	26,069
(1)This note offsets deferred tax assets and liabilities within territories where appropriate, in line with the presentation on the statement of financial position.
For more details related to the measurement period adjustments and the deferred tax asset recognised, please refer to note 15.
D. Functional and Presentation Currency
The consolidated financial statements are presented in British Pound Sterling (“Sterling”), which is the Company’s functional currency. All financial information presented in Sterling has been rounded to the nearest thousand, except when otherwise indicated. The functional currency of the Group's subsidiaries is typically the currency of the country in which they are domiciled.
E. Use of Estimates and Judgments
The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts for assets, liabilities, income and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimates are revised and in any future periods affected.
The key areas involving estimates and judgments that have the most significant effect on the amounts recognised in the consolidated financial statements, are as follows:
1.Estimates
Business Combinations
Business combinations are accounted for using the acquisition method. The results of businesses acquired in a business combination are included in our consolidated financial statements from the date of the acquisition. The acquisition method requires the assets and the liabilities to be recorded at their fair value on the acquisition date. Any excess consideration over the fair value of assets acquired and liabilities assumed is recognised as goodwill.
If the initial accounting for the business combination has not been completed by the end of the reporting period in which the business combination occurs, provisional amounts are reported to present information about facts and circumstances that existed as of the acquisition date. Once the measurement period ends, which in no case extends beyond one year from the acquisition date, revisions to the accounting for the business combination shall be accounted for in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors.
There is no complexity in identifying the different categories of intangible assets. We acquire businesses with similar profiles to the Group and the identifiable intangible assets are primarily related to client relationships.
Management applied significant judgement in estimating the fair value of the GalaxE client relationship intangible assets acquired, which required developing assumptions with respect to the timing and amounts of client attrition rates and discount rates.
As part of the purchase price allocation, two categories of client relationships were identified:
1) Key clients – representing long-term, strategic relationships with stable revenue profiles.
2) Other clients – generally shorter-duration or more transactional relationships with higher natural churn.
A sensitivity analysis was performed to assess the impact of reasonably possible changes in the discount rate and client attrition assumptions. The attrition rate assumptions were based on historical client churn data and management's expectations for client longevity. The discount rate was derived from a weighted average cost of capital (“WACC”) approach, reflecting market conditions and the specific risk profile of the acquired business.
For the Key clients, varying the attrition assumption by plus or minus 1% produces a spread of client relationship values that range by £3.3 million, and varying the discount factor by plus or minus 2.5% produces a spread of client relationship values that range by £5.1 million. For the other clients, varying the attrition assumption by plus or minus 2% (rounded to the nearest whole percentage) produces a spread of client relationship values that range by £7.8 million, and varying the discount factor by plus or minus 2.5% produces a spread of client relationship values that range by £2.3 million.
The sensitivity analysis shows that the valuation of client relationship intangible assets is particularly sensitive to changes in attrition assumptions, especially for client groups with shorter expected lifespans. For key customers, reasonably possible changes in both the discount rate and attrition period produced significant variations in value. In contrast, for other customers, the valuation was highly sensitive to changes in the attrition period, while reasonably possible changes in the discount rate resulted in comparatively limited impact.
There are interrelationships between the attrition rate and discount rate assumptions. An increase in the attrition rate (shorter customer life) reduces expected future cash flows. When combined with a higher discount rate, this magnifies the overall negative impact on the fair value of the intangible asset. Conversely, a longer customer life with a lower discount rate results in a compounding positive effect on fair value. These interrelationships illustrate how simultaneous changes in key assumptions can lead to amplified valuation effects. However, while changes in the discount rate and attrition rate can amplify each other’s impact, we do not expect them to change simultaneously, as a shift in one does not necessarily imply a corresponding change in the other.
Further detailed information in relation to business combinations is included in note 15 to the financial statements.
Assumptions used in the Goodwill Impairment Test
The preparation of the annual goodwill impairment test relies on management’s estimate of future cash flows, discount rates and long-term growth rates to calculate the recoverable amount of the Group’s single Cash Generating Unit (“CGU”). In line with the requirements of IAS 1, management has considered the impact of these assumptions on the future as well as at the balance sheet date. Accordingly, we identify that a reasonably possible change in the discount rate and future cash flow assumptions could cause a material adjustment to the carrying value of the assets of the Group CGU. Note 14 provides further details of the sensitivity analysis conducted.
Deferred tax asset recoverability

The recognition of deferred tax assets is based on management’s assessment of the recoverability of these assets, which depends on the availability of future taxable profits against which they can be utilised. These estimates are informed by the Group’s tax forecasts, which in turn rely on financial projections consistent with those used in goodwill impairment testing. A change to the assumptions used in the goodwill impairment test or a decrease to the UK profit allocation in the taxable profit forecasts could cause a material adjustment to the carrying value of the deferred tax assets. The key assumptions underpinning these forecasts are set out in Note 12 and Note 14, and Note 14 additionally provides details of the sensitivity analyses performed on the assumptions used in the goodwill impairment testing.
The Group considers there to be no critical accounting judgments included the consolidated financial statements.
F. Going Concern
In accordance with IAS 1 ‘Presentation of financial statements’, and revised Financial Reporting Council (“FRC”) guidance on ‘risk management, internal control and related financial and business reporting’, the Directors have considered the funding and liquidity position of the Group and have assessed the Group’s ability to continue as a going concern for the foreseeable future. In doing so, the Directors have reviewed the Group’s budget and forecasts, and have taken into account all available information about the future for a period of at least, but not limited to, 12 months from the date of approval of these consolidated financial statements.
The Group meets its day-to-day working capital requirements and medium-term funding requirements through its trading cash flows. At 30 June 2025, the Group had net assets of £582.9 million and net current assets of £160.1 million, of which £59.3 million was cash and cash equivalents. In addition, the Group has a remaining undrawn revolving credit facility (RCF) of £169.0 million. The total committed facility amounts to £350.0 million, of which £95.0 million matures in 2027 and £255.0 million matures in 2028.

The Directors have considered the business activities and the Group’s principal risks and uncertainties in the context of the current operating environment. This includes the associated risks with doing business in an environment with inflationary pressures and risk of recession increasing in certain markets. We have also assessed the risk of breaching RCF covenants given that Endava has drawn down under the RCF as at 30 June 2025. The Directors have reviewed the Group’s liquidity and the cash flow projections prepared by management, including the baseline forecast scenario. The baseline scenario was derived from the budget for the fiscal year ending 30 June 2026 approved by the Board.

The Directors have also considered sensitivities in respect of a potential downside scenario, reflecting a 10.1% decrease in revenue compared to the baseline scenario. Under this downside case, the Group’s cash balance at the end of the forecast period at 31 December 2026 is £19.8 million lower than the baseline scenario, but remains positive throughout the forecast period, and no further draw-downs under the RCF would be required.

For the above scenario, management has reviewed over the next 18 month period the Group’s compliance with its two banking covenants (net leverage and interest cover ratios) and has confirmed that no covenant breaches are expected within this period. As a result, the Directors believe that the Group will continue to have sufficient liquidity headroom in a downside scenario.

Under the scenario considered, the Group’s cash position remains strong throughout the forecast period. In addition, as noted above, the Group has access to undrawn amounts of its total £350.0 million revolving credit facility.

Despite the slow down in business performance during the fiscal year ended 30 June 2025, given the forecasted level of cash retained in the business, the balance available from the undrawn RCF and the ability to reduce the cost base as required, the Directors support the continued going concern assumption. The Directors still remain vigilant and ready to implement mitigating actions in the event of a downturn in demand or any adverse events impacting operations.

The Directors are also not aware of any significant matters that are likely to occur outside the going concern period that could have a reasonably possible negative impact on the going concern conclusion. Having considered the outcome of these assessments, the Directors consider that the Group has adequate resources to continue in operation for the foreseeable future, being at least 12 months from the date of approval of these consolidated financial statements, and accordingly continue to adopt the going concern basis in preparing the consolidated financial statements.

G. Basis of Consolidation
The consolidated financial statements incorporate the financial statements of the Group and entities controlled by the Group made up to 30 June each year.
(i)    Business combinations
Business combinations are accounted for using the acquisition method. The results of businesses acquired in a business combination are included in the consolidated financial statements from the date of the acquisition. Purchase accounting results in assets and liabilities of an acquired business being recorded at their estimated fair values on the acquisition date. Any excess consideration over the fair value of assets acquired and liabilities assumed is recognised as goodwill.
The Group performs valuations of assets acquired and liabilities assumed on each acquisition accounted for as a business combination and allocates the purchase price to the tangible and intangible assets acquired and liabilities assumed based on management’s best estimate of fair value. The Group determines the appropriate useful life of intangible assets by performing an analysis of cash flows based on historical experience of the acquired businesses. Intangible assets are amortised over their estimated useful lives based on the pattern over which the economic benefits associated with the asset are expected to be consumed, which to date has approximated the straight-line method of amortisation.
Any contingent and deferred consideration payable are measured at fair value at the acquisition date. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the 'measurement period' (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date. Otherwise, subsequent changes in the fair value of deferred and contingent consideration payable are recognised in the consolidated statements of comprehensive income within finance expense or finance income.
Transaction costs associated with business combinations are expensed as incurred and are included in selling, general and administrative expenses.
(ii)    Subsidiaries
Subsidiaries are entities controlled by the Company. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.
(iii)    Transactions eliminated on consolidation
All transactions and balances between Group entities are eliminated on consolidation.
H. Foreign Currency
(i)    Foreign currency balances and transactions
Foreign currency transactions are translated into the functional currency of the applicable Group entity, using the exchange rates prevailing at the dates of the transactions (spot exchange rate). Foreign exchange gains and losses resulting from the settlement of such transactions and from the re-measurement of monetary items denominated in foreign currency at period-end exchange rates are recognised in the consolidated statements of comprehensive income. Non-monetary items are not retranslated at period-end and are measured at historical cost (translated using the exchange rates at the transaction date), except for non-monetary items measured at fair value which are translated using the exchange rates at the date when fair value was determined.
(ii)    Foreign operations
In the consolidated financial statements, all assets, liabilities and transactions of Group entities with a functional currency other than Sterling are translated into Sterling upon consolidation. The functional currency of the entities in the Group has remained unchanged during the reporting period.
On consolidation, assets and liabilities have been translated into Sterling at the closing rate at the reporting date. Goodwill and fair value adjustments arising on the acquisition of a foreign entity have been treated as assets and liabilities of the foreign entity and translated into Sterling at the closing rate. Income and expenses have been translated into Sterling at the average rate over the reporting period. Exchange differences are charged/credited to other comprehensive income and recognised in the currency translation reserve in equity. On disposal of a foreign operation, the related cumulative translation differences recognised in equity are reclassified to the consolidated statements of comprehensive income and are recognised as part of the gain or loss on disposal. Foreign exchange gains and losses relating to qualifying net investment hedges are charged/credited to other comprehensive income.
Accounting standards are applied on the assumption that the value of money (the unit of measurement) is constant over time. However, when the rate of inflation is no longer negligible, a number of issues arise impacting the true and fair nature of the accounts of entities that prepare their financial statements on a historical cost basis. To address such issues, entities apply IAS 29 Financial Reporting in Hyperinflationary Economies from the beginning of the period in which the existence of hyperinflation is identified. The Group had no exposure to hyperinflationary economies in the fiscal years 2025 and 2024.
I. Financial Instruments
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
(i)    Financial Assets
Initial recognition and measurement
Financial assets are classified, at initial recognition, and subsequently measured at amortised cost, as fair value through other comprehensive income (OCI), or fair value through profit or loss.
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. The Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15.
In order for a financial asset to be classified and measured at amortised cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.
Subsequent measurement
For purposes of subsequent measurement, financial assets are classified in four categories:
• Financial assets at amortised cost (debt instruments)
• Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments)
• Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments)
• Financial assets at fair value through profit or loss
Financial assets at amortised cost
The Group measures financial assets at amortised cost if both of the following conditions are met:
• The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and
• The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding
Financial assets at amortised cost are subsequently measured using the effective interest rate (EIR) method and are subject to impairment. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired. The Group’s financial assets at amortised cost includes cash and cash equivalents, trade and other receivables (excluding prepayments, R&D tax credit, grant receivables and other debtors), accrued income and finance lease receivables.
The Group does not have financial assets at fair value through profit or loss or fair value through other comprehensive income.
(ii)    Financial Liabilities
Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.
All financial liabilities are recognised initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.
The Group’s financial liabilities include trade and other payables (excluding deferred income and other liabilities and taxation), lease liabilities, loans and borrowings, accruals, client volume discounts and deferred and contingent consideration.
Subsequent measurement
The measurement of financial liabilities depends on their classification, as described below:
Financial liabilities at fair value through profit or loss
Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. Changes in the fair value of financial liabilities at fair value through profit or loss are recognised within finance income/finance expense in the consolidated statements of comprehensive income.
Loans and borrowings
After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortised cost using the EIR method. Gains and losses are recognised in profit or loss when the liabilities are derecognised as well as through the EIR amortisation process.
Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortisation is included within finance expense in the consolidated statements of comprehensive income. This category applies to the Group’s interest-bearing loans and borrowings.
iii) Offsetting of financial instruments
Financial assets and financial liabilities are offset and the net amount is reported in the consolidated balance sheets if there is a currently enforceable legal right to offset the recognised amounts and there is an intention to settle on a net basis, to realise the assets and settle the liabilities simultaneously.
iv) Impairment of financial assets
The Group recognises an allowance for expected credit losses (ECLs) for trade receivables and contract assets. The Group applies the simplified approach available in IFRS 9. The allowance is calculated by reference to credit losses expected to be incurred over the lifetime of the receivable. In estimating a loss allowance we consider historical experience and a forward-looking informed credit assessment relating to customer specific trends and conditions alongside other factors such as the current state of the economy and particular industry issues. We consider reasonable and supportable information that is relevant and available without undue cost or effort. Certain balances, where there was an objective evidence of credit impairment, have been provided for on an individual basis.
v) Net investment hedges
A net investment hedge is a hedge of the foreign currency risk arising from the retranslation of net investments in currencies other than the Group’s functional currency. A foreign currency exposure arises from net investments in Group entities whose functional currency differs from the parent’s functional currency. The risk is defined as the risk of fluctuation in spot exchange rates between the functional currency of the net investments and the parent’s functional currency. Any gain and loss on the net investment hedge relating to the effective portion of the hedge is recognised in other comprehensive income. The gain and loss relating to the ineffective portion is recognised immediately in profit or loss within finance income or expense.

J. Property, Plant and Equipment
(i)    Recognition and measurement
Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditure that is directly attributable to the acquisition of the asset. The cost of an item of property, plant and equipment comprises:
(a) its purchase price, including import duties and non-refundable purchase taxes, after deducting trade discounts and rebates;
(b) any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management; and
(c) the initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located, the obligation for which an entity incurs either when the item is acquired or as a consequence of having used the item during a particular period for purposes other than to produce inventories during that period.
When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items.
Any gain or loss on disposal of an item of property, plant and equipment (calculated as the difference between net proceeds from disposal and the carrying amount of the item) is recognised in the consolidated statements of comprehensive income.
(ii)    Subsequent costs
Subsequent expenditure is capitalised only when it is probable that future economic benefits associated with the expenditure will flow to the Group. Ongoing repairs and maintenance are expensed as incurred.
(iii)    Depreciation
Items of property, plant and equipment are depreciated on a straight-line basis in profit or loss over the estimated useful lives of each component. Leased assets are depreciated over the shorter of the leased term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the leased term. Land is not depreciated.
Items of property, plant and equipment are depreciated from the date they are installed and are ready for use, or in respect of internally constructed assets, from the date that the asset is completed and ready for use.
Depreciation is calculated so as to write off the cost of an asset, less its estimated residual value, over the useful economic life of that asset as follows:

Computers and equipment	3 - 5 years
Fixtures and fittings	5 years
Leasehold improvement fittings	Over the lease term
Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.
Leasehold improvement fittings are included in the fixtures and fittings category in Note 17.
K. Intangible Assets and Goodwill
(i)    Goodwill
Goodwill represents the excess of the aggregate purchase price paid over the fair value of the net assets/(liabilities) acquired in business combinations. Goodwill is not amortised and is tested for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable.
Events or changes in circumstances that could trigger an impairment review include a significant adverse change in business climate, an adverse action or assessment by a regulator, unanticipated competition, a loss of key personnel, significant changes in the manner of the Group’s use of the acquired assets or the strategy for the Group’s overall business, significant negative industry or economic trends, or significant underperformance relative to expected historical or projected future results of operations.
Where an impairment test is performed, the carrying value is compared with the recoverable amount which is the higher of the value in use and the fair value less costs of disposal. Value in use is the present value of future cash flows and is calculated using a discounted cash flow analysis based on the cash flows of the CGU compared with the carrying value of that CGU, including goodwill. Fair value less costs of disposal is the amount that a market participant would pay for the CGU less the costs of disposal and uses an income-based approach calculated using a discounted cash flow analysis based on the cash flows of the CGU on a post-tax basis.
If the carrying amount of goodwill exceeds the recoverable amount of that goodwill, an impairment loss is recognised in an amount equal to the excess. The Group is one CGU and tests for goodwill impairment at least annually, on 30 June of each year. For more details on the CGU refer to Note 4.
(ii)    Other intangible assets
Other intangible assets that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortisation and accumulated impairment losses.
Other intangible assets that are acquired by the Group in a business combination and have finite useful lives are measured at fair value at acquisition date less accumulated amortisation and accumulated impairment losses.
(iii) Internally generated intangible assets
Intangible assets arising from development are recognised if, and only if, all the following have been demonstrated:
- the technical feasibility of completing the intangible asset so that it will be available for use or sale;
- the intention to complete the intangible asset and use or sell it;
- the ability to use or sell the intangible asset;
- how the intangible asset will generate probable future economic benefits;
- the ability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset, and
- the ability to measure reliably the expenditure attributable to the intangible asset during its development.
The amount initially recognised for internally generated assets is the sum of expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally generated intangible asset can be recognised, development expenditure is recognised in profit or loss in the period in which it is incurred. Subsequent to initial recognition, internally generated intangible assets are reported at cost less accumulated amortisation and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.
(iv)    Subsequent expenditure
Subsequent expenditure is only capitalised when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure is recognised in the consolidated statements of comprehensive income as incurred.
(v)    Amortisation
Intangible assets are amortised on a straight-line basis in the consolidated statements of comprehensive income over their estimated useful lives, from the date they are available for use.

Client relationship	1 - 20 years
Supplier relationships	5 years
Computer software	3 - 5 years
Licences	Shorter of licence period and up to 3 years
Software - own work capitalised	3 - 5 years
L. Lease Agreements
    The Group assesses whether a contract is, or contains, a lease at the inception of a contract. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group uses the definition of a lease in IFRS 16.
The Group as a lessee
    The Group recognises a right-of-use asset and a lease liability at the lease commencement date with respect to all lease arrangements except for short-term leases (leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the lease payments are recognised within selling, general and administrative expenses on a straight-line basis over the term of the lease.
    As the majority of the Group’s lease portfolio relates to property leases of offices and delivery centres, the Group has elected not to separate non-lease components and therefore accounts for the lease and non-lease component as a single lease component.
    Right-of-use assets are initially measured at cost, comprising the initial amount of the corresponding lease liability, adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred, and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.
    Right-of-use assets are subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case, the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property, plant and equipment. In addition, right-of-use assets are adjusted for any remeasurement of lease liabilities. Right-of-use assets are reviewed for impairment when events or changes in circumstances indicate the carrying value may not be fully recoverable.
    Lease liabilities are initially measured at the present value of the lease payments that are due over the lease term, which have not been paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the incremental borrowing rate applicable to each lease. This is the rate that the Group would have to pay for a loan of a similar term, and with a similar security, to obtain an asset of a similar value.
    The Group calculates the incremental borrowing rate applicable to each lease by obtaining information from various external sources in relation to interest rates and credit risk and makes certain adjustments to reflect the terms of the lease, the type of asset leased, the country and currency of the lease.
    Lease payments included in the measurement of the lease liability comprise the following:
•fixed payments, including in-substance fixed payments, less any lease incentives receivable;
•variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
•amounts expected to be paid under residual value guarantees;
•the exercise price of any purchase options that are reasonably certain to be exercised;
•payments due over optional renewal periods that are reasonably certain to be exercised; and
•penalties for early termination of a lease where we are reasonably certain to terminate early.
    Any variable lease payments that do not depend on an index or a rate are recognised as an expense in the period in which the event or condition that triggers the payment occurs.
    Lease liabilities are subsequently measured at amortised cost using the effective interest method. Lease liabilities are remeasured if there is a modification, a change in future lease payments due to a renegotiation or market rent review or a change of an index or rate, or the amount expected to be payable under a residual guarantee, or if we change our assessment of whether we will exercise a purchase, renewal or termination option. When a lease liability is remeasured, a corresponding adjustment is made to the related right-of-use asset.
    The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.
    The Group presents right-of-use assets and lease liabilities as separate line items on the face of the consolidated balance sheets.
The Group as a lessor
    When the Group acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease. To classify each lease, the Group makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not then it is an operating lease. As part of this assessment, the Group considers certain indicators such as whether the lease is for the major part of the economic life of the asset.
    When the Group is an intermediate lessor, the head-lease and sub-lease are accounted for as two separate contracts. The head lease is accounted for as per the lessee policy above. The sub-lease is classified as a finance lease or operating lease by reference to the right-of-use asset arising from the head lease. Where the lease transfers substantially all the risks and rewards of ownership to the lessee the contract is classified as a finance lease; all other leases are classified as operating leases. If an arrangement contains lease and non-lease components, the Group applies IFRS 15 to allocate the consideration in the contract.
    Rental income from operating leases is recognised on a straight-line basis over the term of the relevant lease. Amounts due from lessees under finance sub-leases are recognised as receivables at the amount of the Group’s net investment in the leases, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the discount rate used in the head lease.
M. Impairment
Non-financial assets
The carrying amounts of the Group’s non-financial assets, other than deferred tax assets, are reviewed at each reporting period to determine whether there is any indication of impairment. Goodwill and indefinite-lived intangible assets are tested at least annually for impairment.
For impairment assessment purposes, non-financial assets are grouped at the lowest levels for which there are largely independent cash inflows (cash generating units).
The single cash-generating unit to which goodwill has been allocated is tested for impairment at least annually. All other individual assets or the cash-generating unit are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognised for the amount by which the asset or cash-generating unit’s carrying amount exceeds its recoverable amount, which is the higher of fair value less costs to sell and value-in use. The Group has one class of business (the provision of IT services) and is managed on a single consolidated P&L, and therefore, CGU basis. For more details on the CGU refer to Note 4.
To determine the value-in-use, management estimates expected future cash flows from the Group’s single cash generating unit and determines a suitable discount rate in order to calculate the present value of those cash flows. The data used for impairment testing procedures are directly linked to the Group’s latest approved budget, adjusted as necessary to exclude the effects of future reorganiations and asset enhancements. The discount factor is determined for the Group’s cash-generating unit and reflect management’s assessment of respective risk profiles, such as market and asset-specific risks factors. Impairment losses for the cash-generating unit reduce first the carrying amount of any goodwill. Any remaining impairment loss is charged pro rata to the other assets in the cash-generating unit.
With the exception of goodwill, all assets are subsequently reassessed for indications that an impairment loss previously recognised may no longer exist. Management assess whether there have been favourable events or changes in circumstances, since the impairment loss was recognised, that would indicate that the impairment loss no longer exists or might have decreased. Indicators that impairment losses might have reversed are generally the opposite of those that gave rise to the impairment loss in the first place. The reversal of an impairment loss should be recognised if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment test was carried out.
N. Employee benefits
(i)    Termination benefits
Termination benefits are recognised as an expense when the Group is demonstrably committed, without realistic probability of withdrawal, to a formal detailed plan to either terminate employment before retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy. Termination benefits of voluntary redundancies are recognised as an expense if the Group has made an offer to voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably. If the benefits are payable more than 12 months after the reporting date, then they are discounted to their present value.
(ii)    Short-term employee benefits
Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognised for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.
The Group operates a defined contribution pension scheme for employees. The assets of the scheme are held separately from those of the Group. The annual contributions payable are charged to the statement of comprehensive income.
(iii)    Employee benefit trust
All assets and liabilities of the Endava Limited Guernsey Employee Benefit Trust (the “EBT”) have been consolidated in the consolidated financial statements as the Group has de facto control over the EBT’s net assets. Any assets held by the EBT cease to be recognised on the consolidated balance sheets when the assets vest unconditionally in identified beneficiaries.
The costs of purchasing own shares held by the EBT are shown as a deduction against equity of the Group. The proceeds from the sale of own shares held by the EBT increases shareholders’ funds. Neither the purchase nor sale of own shares leads to a gain or loss being recognised in the consolidated statements of comprehensive income.
(iv)    Employee share schemes and share based payments
The Group issues equity settled share options to its employees. The share options are measured at fair value at date of grant. The fair value of the share options issued is expensed to the consolidated statements of comprehensive income on a straight line basis over the vesting period, based on the Group's estimate of the number of options that will eventually vest, updated at each balance sheet date. For more details on the Group’s share based payments refer to Note 26.
O. Revenue
The Group generates revenue primarily from its single class of business being the provision of IT services. It recognises revenue in accordance with IFRS 15 – “Revenue from Contracts with Customers”:

•The Group accounts for a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable.

•The Group identifies its distinct performance obligations under each contract. A performance obligation is a promise in a contract to transfer a distinct product or service to the customer.

•The transaction price is the amount of consideration to which the Group expects to be entitled in exchange for transferring products or services to a customer. With respect to all types of contracts, revenue is only recognised when the performance obligations are satisfied and the control of the services is transferred to the customer, either over time or at a point in time, at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services.

•The Group considers the majority of its contracts to have a single performance obligation. In cases in which there are multiple performance obligations in the contract, a separate price allocation is performed based on relative standalone selling prices.

•Revenue is measured at the fair value of the consideration received, excluding discounts, rebates and taxes.

The Group’s services are generally performed under time-and-material based contracts (where materials consist of travel and out-of-pocket expenses) and fixed-price contracts. The majority of the Group’s contracts are relatively short term in nature and have a single performance obligation.
Under time-and-materials based contracts, the Group charges for services based on daily or hourly rates and generally bills and collects monthly in arrears. The Group applies the practical expedient. Under the practical expedient, if the vendor’s right to consideration from a customer corresponds directly with the value to the customer of the vendor’s performance completed to date, the vendor can recognise revenue at the amount to which the vendor has the right to invoice. Consequently, the revenue from time-and-materials contracts is recognised based on the right to invoice for services performed, with the corresponding cost of providing those services reflected as cost of sales when incurred.
Fixed price contracts are predominantly flat rate recurring service arrangements provided evenly over time, where revenue is recognised on a straight-line basis over the period of the service and do not require any judgment.
A small proportion of the fixed price contract type is comprised of percentage of completion and milestone contracts recognised over time. Percentage of completion and milestone contract revenue is recognised over time applying the input or output methods depending on the nature of the project and the agreement with the customer. The input method is applied by recognising revenue on the basis of the Group’s efforts to date in the satisfaction of the performance obligation relative to the total expected inputs to the satisfaction of the performance obligation. The output method is applied by recognising revenue on the basis of direct measurements of the value to the customer of the services transferred to date relative to the remaining services promised under the contract, respectively. Each method is applied according to the characteristics of each contract and client. The inputs and outputs are selected based on how faithfully they depict the Group's performance towards complete satisfaction of the performance obligation. These methods are followed where reasonably dependable estimates of revenues and costs can be made. Percentage of completion and milestone contracts generally correspond to short-term contracts that generally do not span more than one accounting period.
The Group also enters into a small number of volume-based arrangements where revenue is recognised based upon performance of certain activities (e.g. processing of IT service tickets). Volume-based revenue is recognised over time based on the volume of IT related services provided in the period at the fixed rate per activity.
Variable consideration usually takes the form of volume-based discounts, rebates, price concessions or incentives. Determining the estimated amount of such variable consideration involves assumptions and estimation uncertainty that can have an impact on the amount of revenues reported. The majority of this variable consideration relates to volume based discounts and rebates which are applied as a reduction to revenues recognised to date, and are estimated based on future forecasts of contracted revenue during the contractual period, considering the highly probable threshold.
From time to time, the Group may enter into arrangements with third-party suppliers to sell services. In such cases, the Group evaluates whether it is the principal (i.e., reports revenues on a gross basis) or the agent (i.e., reports revenues on a net basis). In doing so, the Group first evaluates whether it has control of the service before it is transferred to the customer. If the Group controls the service before it is transferred to the customer, the Group is the principal; if not, the Group is the agent. Determining whether the Group controls the service before it is transferred to the customer may require judgment.
A contract asset is a right to consideration that is conditional upon factors other than the passage of time. Services performed on or prior to the balance sheet date, but invoiced thereafter, are reflected in accrued income. Contract liabilities, or deferred income, consist of advance payments from clients and billings in excess of revenues recognised. The Group classifies deferred income as current on the consolidated balance sheets and it is recognised as revenue when the services are provided under a contract. These balances are generally short-term in nature and are generally recognised as revenue within one year.
P. Cost of Sales
The Group divides cost of sales into two categories: direct cost of sales and allocated cost of sales. Direct cost of sales consists primarily of personnel costs, including salary, bonuses, share-based compensation, benefits and travel expenses for the Group’s employees directly involved in delivery of the Group’s services, as well as software licenses and other costs that relate directly to the delivery of services. Allocated cost of sales consists of the portion of depreciation, amortisation and property costs related to delivery of the Group's services. The allocation is calculated based on headcount.
Q. Government Grants and research and development tax credits
Government grants are assistance by government in the form of transfers of resources to the Group in return for past or future compliance with certain conditions relating to the operating activities of the Group. They exclude those forms of government assistance that cannot reasonably have a value placed upon them and transactions with government that cannot be distinguished from the normal trading transactions of the entity. Government grants are accounted for using the income approach under which they are recognised in the consolidated statements of comprehensive income on a systematic basis over the periods in which the Group recognises as expenses the related costs for which the grants are intended to compensate.
The Group has been granted government grants mainly for job creation and training in some European countries where delivery units are located. The grants received are not under complex fulfillment conditions and involve job creation and retention and provision of training services as per the agreements. The Group considers the risk of any material derecognition of grant income due to unfulfillment of conditions to be remote.
Following IAS 20 presentation options, the Group presents the grant received as a deduction from the related expense.
Amounts receivable in respect of research and development expenditure credits are recognised within trade and other receivables in the financial statements in the year in which the related expenditure was incurred, provided there is sufficient evidence that these amounts are recoverable. If the research and development expenditure credits are to be received in a period of over one year from the balance sheet date, they are presented under financial assets and other receivables under non-current assets. These credits, which are credited as an offset to cost of sales, are based on a fixed percentage of the cost of work that is directed and supervised from the United Kingdom, and achieves an advance in technology that was uncertain at the outset of the work. The amounts are recognised within cost of sales in the consolidated statements of comprehensive income, because they relate to innovations that the Group develops for its contracts with clients from which the Group earns revenue.
R. Finance income and finance expense
Finance expense consists primarily of interest expense on borrowings and leases, running costs related to the Company’s revolving credit facility and unwinding of the discount and fair value re-measurements of deferred and contingent consideration. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognised in the consolidated statements of comprehensive income using the effective interest method. Finance income consists of interest income on funds invested and fair value re-measurements of deferred and contingent consideration. Interest income is recognised as it accrues in the consolidated statements of comprehensive income, using the effective interest method.
Finance income and finance expense also reflect the net effect of realised and unrealised foreign currency exchange gains and losses.
S. Income Taxes
Tax expense recognised in the consolidated statements of comprehensive income comprises the sum of deferred tax and current tax not recognised in other comprehensive income or directly in equity.
Current income tax assets and/or liabilities comprise those obligations to, or claims from, fiscal authorities relating to the current or prior reporting periods, that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the consolidated financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. Current tax assets and liabilities are offset where the Group has a legally enforceable right to offset and intends to either settle on a net basis, or to realise the asset and settle the liability simultaneously. Current tax is recognised in the consolidated statements of comprehensive income, except to the extent that it relates to items recognised in other comprehensive income or directly in equity. In this case, the tax is also recognised in other comprehensive income or directly in equity, respectively.
Deferred income taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their tax bases. However, deferred tax is not provided on the initial recognition of goodwill, or on the initial recognition of an asset or liability unless the related transaction is a business combination or affects tax or accounting profit. Deferred tax on temporary differences associated with investments in subsidiaries is not provided if reversal of these temporary differences can be controlled by the Group and it is probable that reversal will not occur in the foreseeable future.
Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective periods of realisation, provided they are enacted or substantively enacted by the end of the reporting period. Deferred tax assets are recognised to the extent that it is probable that they will be able to be utilised against future taxable income, based on the Group’s forecast of future operating results which is adjusted for significant non-taxable income and expenses and specific limits to the use of any unused tax loss or credit. Deferred tax liabilities are always provided for in full except where deferred tax liabilities are not recognised for temporary differences between the carrying amount and tax bases of investments in foreign operations where the company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.
Deferred tax assets and liabilities are offset only when the Group has a legally enforceable right and intention to set off current tax assets and liabilities from the same taxation authority.
Changes in deferred tax assets or liabilities are recognised as a component of tax income or expense in the consolidated statements of comprehensive income, except where they relate to items that are recognised in other comprehensive income or directly in equity, in which case the related deferred tax is also recognised in other comprehensive income or equity, respectively.
T. Cash and Cash Equivalents
Cash and cash equivalents comprise cash on hand and demand deposits, together with other short-term, highly liquid investments that are readily convertible into known amounts of cash and that are subject to an insignificant risk of changes in value.
U. Contingent liabilities
Contingent liabilities are potential obligations that arise from past events, the existence of which will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group. Such contingent liabilities are disclosed in the consolidated financial statements unless the possibility of an outflow of resources embodying economic benefits is considered to be remote. If it becomes probable that an outflow of future economic benefits will be required for an item previously recognised as a contingent liability, a provision is recognised in the consolidated financial statements that is measured at the probable outflow of future economic benefits.
V. Equity, Reserves and Dividend payments
Share capital represents the nominal value of shares that have been issued.
Share premium includes any premiums received on issue of share capital. Any transaction costs associated with the issuing of shares are deducted from share premium, net of any related income tax benefits.
Other components of equity include the following:
•Foreign exchange translation reserve comprises foreign currency translation differences arising from the translation of financial statements of the group’s foreign entities into Sterling. This is included in Other reserves on the face of the consolidated balance sheets;
•Capital redemption reserve is created to maintain the statutory capital maintenance requirements of the Companies Act 2006 and includes the impact of shares that have been repurchased and cancelled;
•Merger relief reserve represents the fair value of the consideration given in excess of the nominal value of the ordinary shares issued in a business combination;
•Treasury shares include own shares repurchased and not yet cancelled;
•Other reserves includes an increase in equity related to equity consideration payable for acquisitions for which the shares have not yet been issued and the impact of net investment hedges; and
•Retained earnings include all current and prior period retained profits, share option reserves and impact of shares that have been repurchased and cancelled.
All transactions with equity shareholders of the Company are recorded separately within equity. Dividend distributions payable to equity shareholders of the Company are included in other liabilities when the dividends have been approved in a general meeting prior to the reporting date.
During the reporting period, the Company entered a share repurchase program as part of its evolving approach to capital allocation. Own equity instruments that are repurchased are classified as treasury shares upon repurchase, and are deducted from equity. Cancelled shares are deducted from share capital at nominal value, with an offsetting impact to the capital redemption reserve. The excess over nominal value paid upon repurchase is simultaneously deducted from the treasury shares reserve, with a corresponding impact to retained earnings. No gain or loss is recognised in the consolidated statements of comprehensive income on the purchase, sale, issue or cancellation of the Company’s own equity instruments. Any consideration paid or received is recognised directly in equity. Transaction costs incurred on share repurchases are also recognised directly in equity.
The Company funds the share repurchases through a combination of cash generated from operations and drawing debt funding through its revolving credit facility.
Investment in own shares represents shares held by the EBT.
The Group presents basic and diluted earnings per share (“EPS”) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the year. Diluted EPS is determined by dividing the profit or loss attributable to equity holders of the Company, adjusted by fair value movement of financial liabilities and the weighted average number of ordinary shares outstanding for the effects of all dilutive potential ordinary shares, which include awards under share award schemes and share options granted to employees.